The Eaton Vance Special Investment Trust
For the South Asia Portfolio


[LOGO]

Annual Shareholder Report
December 31, 1994


Investment Adviser of South Asia Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Fund Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110
(617) 482-8260

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston MA 02205-1537

Transfer Agent
First Data Investor Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104

Independent Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110

                                             South Asia Portfolio
                                           Portfolio of Investments
                                              December 31, 1995

                                                                              Shares          Value
------------------------------------------------------------------------------------------------------------
                                            Common Stocks -- 89.7%
------------------------------------------------------------------------------------------------------------
BANGLADESH -- 4.5%
     Apex Spinning & Knitting                                                 40,000      $   222,164
     Apex Tannery Ltd                                                         20,000          378,449
     Eastern Housing Ltd. (1)                                                 90,300          295,586
     Monno Fabrics Ltd. (1)(3)                                               133,000          489,571
     Square Pharmaceuticals Ltd.                                              16,000          315,995
                                                                                         ------------
                                                                                          $ 1,701,765
                                                                                         ------------
INDIA -- 71.4%
     Alacrity Housing Ltd.                                                   321,000      $   228,210
     Asian Paints (India) Ltd. (1)(2)                                         66,800          613,576
     Bajaj Auto Ltd.                                                          53,500        1,084,758
     Bellary Steels & Alloys (2)                                             310,000          204,962
     DCL Polyesters                                                            1,000              597
     Enkay Synthetics Ltd. (1)(2)                                             51,800           73,800
     Essar Gujarat (2)                                                         5,800            6,466
     Flex Industries                                                           4,400           18,299
     Flex Industries (wts) (1)(3)                                              4,274           16,560
     Himachal Futuristic Communications (2)                                    7,800           11,312
     Himachal Telematics Ltd (2)                                              45,700           38,728
     Hindalco Industries Ltd. GDR (1)                                         36,400        1,228,500
     Hindustan Petroleum Corp.                                                50,000          419,451
     Hoechst India Ltd.                                                      130,000          916,821
     Hoechst Schering Agrevo                                                  20,000          250,249
     Hotel Leela Venture Ltd. (2)                                              2,400            7,729
     Hotel Leela Venture (wts) (1)                                            42,360           63,242
     IFB Industries Ltd. (2)                                                 107,800          435,308
     Indo Gulf Fertilizers (2)                                                 3,200            4,614
     Infosys Technologies Ltd.                                                85,500          992,009
     Innovation Medi Equipment Ltd. (2)                                      150,000           34,125
     I.T.C. Limited GDR (1)                                                  100,000          850,500
     Karur Vysya Bank (1)(2)                                                 100,500          671,620
     KEC International Ltd.                                                  165,200          488,577
     Kotak Mahindra Finance Ltd (2)                                          224,000          758,026
     Larsen & Toubro (2)                                                     105,850          792,107
     Larsen & Toubro Ltd. GDR (1)                                             50,700          899,925
     Madras Refinery Ltd.                                                    187,950          305,723
     Mahindra & Mahindra                                                     216,667        1,281,577
     Mahindra & Mahindra GDR (1)                                              40,000          510,000
     Motor Industries                                                          3,850          649,239
     Murudeshwar Ceramics Ltd. (2)                                           187,200          436,525
     Murudeshwar Ceramics (rts) (1)                                          131,040            7,452
     Nagarjuna Construction (2)                                               50,000          224,655
     Nicholas Piramel Ltd.                                                    27,950          182,810
     Orchid Chemicals & Pharma (2)                                           251,700          486,723
     Paper Products Ltd. (1)(2)                                               50,000          163,515
     Paper Products (rts) (1)                                                 12,500           35,547
     Punjab Wireless Systems (2)                                             100,000          480,592
     Ranbaxy Laboratories Ltd. GDR                                            53,700        1,342,500
     Raymond Woolen Mills GDR (1)                                             30,000          510,000
     Rubber Products (2)                                                     132,000           69,069
     S & S Industries & Enterprise (2)                                       356,000          177,165
     Sakthi Sugars (2)                                                           400              398
     Shaan Interwell (India) (2)                                             112,700          121,786
     State Bank of India-New (2)                                             225,000        1,267,525
     Tata Chemicals (2)                                                       92,110          535,267
     Tata Engineering & Locomotive (wts) (1)                                  65,714          336,784
     Tata Engineering & Locomotive GDR (1)                                   130,142        1,691,851
     Thermax Limited (2)                                                      90,000          837,040
     Thiru Arooran Sugars (2)                                                100,000          247,405
     Triveni Engineering (2)                                                 190,850          346,531
     TTG Industries Ltd. (2)                                                 140,300          371,048
     T.V.S. Suzuki (2)                                                       228,550        1,411,661
     Usha Beltron Ltd. GDR                                                    88,450          210,069
     Videsh Sanchar Nigam Ltd. (1)(2)                                         17,000          406,086
     VST Tillers (2)                                                          94,200          144,655
     W.S. Industries Ltd.                                                    102,500          113,678
     Zuari Agrochemicals (2)                                                  70,000          715,626
                                                                                         ------------
                                                                                          $26,730,573
                                                                                         ------------
Pakistan -- 8.2%
     Adamjee Insurance Co.                                                   125,000      $   378,115
     Hub Power Company Ltd. GDR (1)                                           20,000          353,000
     Nishat Chunian Ltd. (1)                                                 306,000          114,026
     Pakistan State Oil Co. Ltd.                                              97,409          754,429
     Pakistan Telecommunications GDR (1)                                      14,750        1,283,250
     Searle Pakistan                                                         137,459          184,801
                                                                                         ------------
                                                                                          $ 3,067,621
                                                                                         ------------
Sri Lanka -- 5.6%
     Dev Fin Corp Of Ceylon                                                   35,733      $   198,333
     Hayleys Ltd.                                                            150,933          488,682
     John Keells Holdings                                                     86,857          224,977
     John Keells Holdings Ltd. GDR                                           104,000          520,000
     Kelani Tyres                                                                480              113
     National Development Bank                                                53,900          219,389
     Royal Ceramics                                                          359,000          209,223
     Sampath Bank                                                            186,000          156,577
     Vanik Incorporation Ltd.                                                228,750           88,876
                                                                                         ------------
                                                                                          $ 2,106,170
                                                                                         ------------
          Total Common Stocks (identified cost, $47,184,028)                              $33,606,129
                                                                                         ------------


------------------------------------------------------------------------------------------------------------
                                     Bonds -- 0.1%
------------------------------------------------------------------------------------------------------------
                                                                          Principal
                                                                           Amount
                                                                        (000) omitted         Value

     Flex Industries, 13.5%, 12/31/99 (3)                                 U.S.  $836      $    23,773
     Hotel Leela Venture Ltd. NCD 14% 4/8/03                                      27              639
                                                                                         ------------
          Total Bonds  (at identified cost, $27,768)                                      $    24,412
                                                                                         ------------
          Total Investments -- 89.8% (identified cost, $47,211,796)                       $33,630,541
          Other assets, less liabilities -- 10.2%                                           3,804,796
                                                                                         ------------
          Net Assets -- 100%                                                              $37,435,337
                                                                                         ============
GDR--Global depository receipt
(1)     Non-income producing security
(2)     The above securities held by the Portfolio on December 31, 1995 are unrestricted securities valued at market prices. Because of the length of the registration process, the Portfolio would temporarily be unable to sell certain of these securities.  At December 31, 1995, the aggregate value of the securities in registration amounted to
$2,852,506, representing 7.62% of the Portfolio's net assets (Note 5).
(3)     Security valued using methods determined in good faith by or at the direction of the Trustees.

                                  See notes to financial statements



                                           Financial Statements

                                    Statement of Assets and Liabilities
                                             December 31, 1995
Assets:
     Investments, at value (Note 1A) (identified cost, $47,211,796)                         $   33,630,541
     Cash                                                                                        2,787,764
     Foreign currency, at value (identified cost, $1,638,937)                                    1,630,860
     Receivable for investments sold                                                               494,732
     Dividends and interest receivable                                                             148,258
     Deferred organization expenses (Note 1C)                                                       57,893
                                                                                            ---------------
          Total assets                                                                      $   38,750,048
Liabilities:
     Payable for investments purchased                                 $   1,245,149
     Accrued expenses                                                         69,562
                                                                       --------------
          Total liabilities                                                                      1,314,711
                                                                                            ---------------
Net Assets applicable to investors' interest in Portfolio                                   $   37,435,337
                                                                                            ==============
Sources of Net Assets:
     Net proceeds from capital contributions and withdrawals                                $   51,058,489
     Net unrealized depreciation of investments and foreign currency
          (computed on the basis of identified cost)                                           (13,623,152)
                                                                                            ---------------
          Total                                                                             $   37,435,337
                                                                                            ==============

                                 See notes to financial statements


                                        Statement of Operations
                                  For the Year Ended December 31, 1995
Investment Income:
     Income -
          Dividends (net of foreign taxes, $101,627)                                        $      492,310
          Interest                                                                                  39,496
                                                                                            ---------------
               Total income                                                                        531,806
     Expenses -
          Investment adviser fee (Note 2)                               $     336,088
          Administration fee (Note 2)                                         112,256
          Compensation of  Trustees not members of the
               Investment Adviser's or Administrator's organization            13,750
          Custodian fee (Note 2)                                              260,425
          Legal and accounting services                                        44,624
          Amortization of organization expenses (Note 1C)                      18,156
          Miscellaneous                                                         5,943
                                                                        --------------
               Total expenses                                           $     791,242
          Deduct reduction of custodian fee (Note 2)                          180,602
                                                                        --------------
               Net expenses                                                                        610,640
                                                                                            ---------------
                    Net investment loss                                                     $      (78,834)
                                                                                            ---------------
Realized and Unrealized Loss on Investments:
     Net realized loss -
          Investments (identified cost basis)                           $   (7,404,454)
          Foreign currency transactions                                       (118,293)
                                                                        --------------
               Net realized loss on investments                                             $   (7,522,747)
     Change in unrealized depreciation -
          Investments (identified cost basis)                           $   (9,853,267)
          Foreign currency                                                     (42,122)
                                                                        --------------
               Net unrealized depreciation                                                      (9,895,389)
                                                                                            ---------------
                    Net realized and unrealized loss on investments                         $  (17,418,136)
                                                                                            ---------------
                         Net decrease in net assets from operations                         $  (17,496,970)
                                                                                            ==============

                                   See notes to financial statements



                                       Statements of Changes in Net Assets
                                                                                         Year Ended December 31,
                                                                                     --------------------------------
                                                                                         1995                 1994*
                                                                                       ----------           ---------
Increase (Decrease) in Net Assets:
From operations -
     Net investment income (loss)                                                    $      (78,834)     $       1,649
     Net realized gain (loss) on investments and foreign currency transactions           (7,522,747)           137,750
     Change in unrealized depreciation of investments                                    (9,895,389)        (3,727,763)
                                                                                     --------------      -------------
               Decrease in net assets from operations                                $  (17,496,970)     $  (3,588,364)
                                                                                     --------------       -------------
Capital transactions:
     Contributions                                                                   $   22,408,418      $  67,765,119
     Withdrawals                                                                        (24,329,701)        (7,423,185)
                                                                                     --------------      -------------
          Increase (decrease) in net assets resulting from capital transactions      $   (1,921,283)     $  60,341,934
                                                                                     --------------      -------------
               Net increase (decrease) in net assets                                 $  (19,418,253)     $  56,753,570
Net Assets:
     At beginning of year                                                                56,853,590            100,020
                                                                                     --------------      -------------
     At end of year                                                                  $   37,435,337      $  56,853,590
                                                                                     ==============      -------------
* For the period from the start of business, May 2, 1994, to December 31, 1994.

-------------------------------------------------------------------------------------------------------------------------
                                                Supplementary Data
-------------------------------------------------------------------------------------------------------------------------
                                                                                             Year Ended December 31,
                                                                                          -------------------------------
                                                                                            1995               1994*
                                                                                          ----------        ----------
Ratios (to average daily net assets):
     Expenses (1)                                                                            1.76%            1.16%+
     Net investment loss                                                                    (0.18%)           0.01%+
Portfolio Turnover                                                                             38%               1%
+      Annualized.
*      For the period from the start of business, May 2, 1994, to
December 31, 1994.
(1)      The expense ratio for the year ended December 31, 1995 has been adjusted to reflect a change in reporting requirements. The new reporting quidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended December 31, 1994 has not been adjusted to reflect this change.

                                      See notes to financial statements



                                         Statement of Cash Flows
                                  For the Year Ended December 31,1995
Increase (Decrease) in Cash:
Cash Flows From (For) Operating Activities -
     Purchase of investments                                                       $  (15,872,772)
     Proceeds from sale of investments                                                 15,343,973
     Dividends and interest received                                                      534,115
     Operating expenses paid                                                             (668,093)
     Foreign currency transactions                                                     (1,644,555)
                                                                                   ---------------
          Net cash used for operating activities                                   $   (2,307,332)
                                                                                   ---------------
Cash Flows From (For) Financing Activities -
     Proceeds from capital contributions                                           $   22,408,418
     Payments for capital withdrawals                                                 (24,329,701)
                                                                                   ---------------
          Net cash used for financing activities                                       (1,921,283)
                                                                                   ---------------
               Net decrease in cash                                                $   (4,228,615)
Cash at Beginning of Period                                                             7,016,379
                                                                                   ---------------
Cash at End of Period                                                              $    2,787,764
                                                                                   ===============
Reconciliation of Net Increase in Net Assets From
     Operations to Net Cash From Operating Activities:
          Net decrease in net assets from operations                               $  (17,496,970)
          Increase in receivable for investments sold                                    (449,969)
          Increase in foreign currency                                                 (1,484,140)
          Decrease in dividends and interest receivable                                     2,309
          Decrease in deferred organization expenses                                       18,156
          Decrease in payable to affiliates                                                (4,585)
          Decrease in accrued expenses and other liabilities                              (71,024)
          Increase in payable for investments purchased                                   210,355
          Net decrease in investments                                                  16,968,536
                                                                                   ---------------
               Net cash used for operating activities                              $   (2,307,332)
                                                                                   ===============

                               See notes to financial statements

Notes to Financial Statements

(1) Significant Accounting Policies

South Asia Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuations - Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. Federal Taxes - The Portfolio is treated as a partnership for U.S. Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements, (under the U.S. Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

C. Deferred Organization Expenses - Costs incurred by the Portfolio in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

D. Financial Futures Contracts - Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either of cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

E. Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

F. Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

G. Other - Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

(2) Investment Adviser Fee and Other

Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 1995, the annualized adviser fee was 0.75% of average net assets and amounted to $336,088. In addition, an administrative fee is earned by Eaton Vance Management
(EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 1995, the administration fee was 0.25% (annualized) of average net assets and amounted to $112,256. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Prior to November 10, 1995, IBT was an affiliate of EVM. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custody fees are reported as a reduction of expenses in the statement of operations. Certain of the officers and Trustees of the Portfolio are officers or trustees of the above organizations.

(3) Investment Transactions

For the year ended December 31, 1995, purchases and sales of investments, other than short-term obligations, aggregated $16,083,127 and $15,793,942 respectively.

(4) Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 1995, as computed on a federal income tax basis, are as follows:

Aggregate cost                       $47,211,796
                                     ===========
Gross unrealized depreciation        $15,434,171
Gross unrealized appreciation          1,852,916
                                     -----------
     Net unrealized depreciation     $13,581,255
                                     ===========

 (5) Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

Settlement of securities transactions in the Indian subcontinent may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

(6) Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.



Independent Auditor's Report

The Trustees and Investors of South Asia Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of South Asia Portfolio as of December 31, 1995, the related statements of operations and cashflows for the year then ended and the statement of changes in net assets and the supplementary data for the year ended December 31, 1995 and the period from the start of business, May 2, 1994, to December 31, 1994. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based upon our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at December 31, 1995, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of South Asia Portfolio at December 31, 1995, the results of its operations, its cashflows, the changes in its net assets and its supplementary data for the respective stated periods, in conformity with generally accepted accounting principles.

                                              DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 9, 1996


INVESTMENT MANAGEMENT FOR SOUTH ASIA PORTFOLIO

OFFICERS

JAMES B. HAWKES
Vice President, Trustee

HON. ROBERT LLOYD GEORGE
President, Trustee

SCOBIE DICKINSON WARD
Vice President, Assistant
Secretary and Assistant Treasurer

WILLIAM WALTER RALEIGH KERR
Vice President, Secretary and
Assistant Treasurer

JAMES L. O'CONNOR
Treasurer

THOMAS OTIS
Secretary

SAMUEL L. HAYES, III
Jacob H. Schiff Professor of Investment Banking,
Harvard University Graduate School of Business Administration

STUART HAMILTON LECKIE
Managing Director and Actuary,
Wyatt Company, Hong Kong

HON. EDWARD K.Y. CHEN
Professor and Director, Center for
Asian Studies, University of Hong Kong